Earnings Per Share (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Earnings Per Share [Abstract]
Loss from continuing operations									$ (62,536)	$ (15,815)	$ (403,034)
Loss from discontinued operations									0	0	(1,983)
Net loss	$ (37,813)	$ (17,956)	$ 17,836	$ (24,603)	$ (31,478)	$ (17,814)	$ 31,100	$ 2,377	$ (62,536)	$ (15,815)	$ (405,017)
Weighted average common shares outstanding (used to calculate basic EPS) (in shares)									46,963,000	46,577,000	46,059,000
Dilutive effect of stock options and other stock awards									0	0	0
Weighted average common shares outstanding (used to calculate diluted EPS) (in shares)									46,963,000	46,577,000	46,059,000
Continuing operations (in usd per share)									$ (1.33)	$ (0.34)	$ (8.75)
Discontinued operations (in usd per share)									$ 0.00	$ 0.00	$ (0.04)
Loss per common share - basic (in usd per share)									$ (1.33)	$ (0.34)	$ (8.79)
Continuing operations (in usd per share)									$ (1.33)	$ (0.34)	$ (8.75)
Discontinued operations (in usd per share)									$ 0.00	$ 0.00	$ (0.04)
Loss per common share - diluted (in usd per share)									$ (1.33)	$ (0.34)	$ (8.79)
4.25% Convertible Senior Notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Stated interest rate on debt instrument	4.25%				4.25%				4.25%	4.25%
Conversion price (in usd per share)	$ 22.45				$ 22.45				$ 22.45	$ 22.45	$ 22.45
Shares that would be added to EPS calculation if the Company had generated income
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)									1,300,000	900,000	500,000
Stock options and other stock awards
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities excluded from computation of earnings per share, amount (in shares)									100,000	900,000	1,900,000